S000036165 [Member] Expense Example - ClearBridge Small Cap Fund	Oct. 31, 2025 USD ($)
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,766
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,059
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	884
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,845
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	2,010
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,652
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 942